Condensed consolidated balance sheet (unaudited) (Parenthetical) - GBP (£) £ in Millions	Jun. 30, 2019 [1]	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment	£ 1,628	£ 947
Other liabilities	£ 6,897	5,170
IFRS 16 - Leases [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment		500
Other liabilities		£ 500

[1]

Barclays Bank PLC adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 0.5 bn, an increase in liabilities of £ 0.5 bn, with no material impact on re tained earnings